BPV Family of Funds

January 7, 2013

FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	BPV Family of Funds (the “Registrant”), on behalf of its series,
BPV Core Diversification Fund and BPV Wealth Preservation Fund (the “Funds”)

File No. 333-175770

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933 (the “Securities Act”), the purpose of this filing is to submit an exhibit containing interactive data format Risk/Return Summary information using the eXtensible Business Reporting Language (XBRL).  The interactive data file included as an exhibit to this filing relates to the Prospectuses and Statement of Additional Information of the Funds, as filed with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act on December 26, 2012.  The Prospectuses and Statement of Additional Information are incorporated by reference into this Rule 497 filing.

Please contact the undersigned at 404-231-9616 if you have any questions concerning this filing.

Very truly yours,

/s/ Reed Keller

Reed Keller
President

cc:	Jeffrey T. Skinner, Esq.
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, North Carolina 27101